Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities:
Net income	$ 150,230		$ 103,883		$ 51,008
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	179,147	[1]	145,478	[1]	123,687	[1]
Amortization of intangible assets and deferred financing fees	7,504		5,182		5,338
Share-based payments expense	19,362		16,211		16,016
Excess tax benefits on share-based payments	(5,740)		(2,471)		(6,887)
Deferred income taxes	87,573		60,076		41,395
Loss from discontinued operations, net of tax	0		11,068		14,886
Loss from equity method investments, net	5,184		1,591		0
Non-cash interest on convertible debt	7,109		6,551		6,037
Other	(4,100)		(95)		666
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(17,061)		(15,289)		(7,087)
Content library	(30,693)		(2,062)		(44,985)
Prepaid expenses and other current assets	(6,963)		(4,869)		(9,295)
Other assets	858		1,769		1,793
Accounts payable	58,248		12,550		81,368
Accrued payable to retailers	10,461		30,826		4,252
Other accrued liabilities	2,787		36,117		37,427
Net cash flows from operating activities from continuing operations	463,906		406,516		315,619
Investing Activities:
Purchases of property and equipment	(208,054)		(179,236)		(170,847)
Proceeds from sale of property and equipment	1,131		695		1,143
Proceeds from sale of businesses, net	0		8,220		26,617
Acquisition of NCR DVD kiosk business	(100,000)		0		0
Equity investments	(39,727)		(4,912)		0
Net cash flows from investing activities from continuing operations	(346,650)		(175,233)		(143,087)
Financing Activities:
Principal payments on capital lease obligations and other debt	(16,392)		(28,202)		(36,312)
Borrowings from term loan	0		175,000		0
Principal payments on term loan and repurchase of convertible debt	(31,513)		(4,375)		0
Net payments on credit facility	0		(150,000)		(75,000)
Financing costs associated with credit facility	0		(4,196)		0
Excess tax benefits related to share-based payments	5,740		2,471		6,887
Repurchases of common stock and ASR program	(139,724)		(63,349)		(49,245)
Proceeds from exercise of stock options	4,592		3,261		31,624
Net cash flows from financing activities from continuing operations	(177,297)		(69,390)		(122,046)
Effect of exchange rate changes on cash	1,080		(454)		(637)
Increase (decrease) in cash and cash equivalents from continuing operations	(58,961)		161,439		49,849
Cash flows from discontinued operations:
Operating cash flows	0		9,678		(9,524)
Investing cash flows	0		(12,678)		(2,600)
Financing cash flows	0		0		(166)
Net cash flows from discontinued operations	0		(3,000)		(12,290)
Increase (decrease) in cash and cash equivalents	(58,961)		158,439		37,559
Cash and cash equivalents:
Beginning of period	341,855		183,416		145,857
End of period	282,894		341,855		183,416
Supplemental disclosure of cash flow information from continuing operations:
Cash paid during the period for interest	13,112		16,221		26,219
Cash paid during the period for income taxes	9,211		5,393		2,668
Supplemental disclosure of non-cash investing and financing activities from continuing operations:
Purchases of property and equipment by capital lease obligations	19,174		15,122		7,079
Purchases of property and equipment included in ending accounts payable	27,562		12,432		10,976
Non-cash consideration received from the sale of Money Transfer Business	0		23,826		0
Non-cash gain included in equity investments	$ 19,500		$ 0		$ 0

[1]	“Direct operating” excludes depreciation and other of $127.2 million, $121.2 million, and $110.0 million for 2012, 2011, and 2010 respectively.